SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
Schedule of revenues, cost of revenues, and gross profits by segment

	Years ended December 31,
	2018	2019	2020

Net revenues:
PRC kindergartens	124,175	131,427	68,319
PRC play-and-learn centers	26,777	24,901	12,215
Singapore kindergartens, student care centers and others	—	19,073	25,964
Others	5,546	6,882	3,217
Total net revenues	156,498	182,283	109,715

Cost of revenues:
PRC kindergartens	108,140	113,315	78,901
PRC play-and-learn centers	15,694	14,269	8,610
Singapore kindergartens, student care centers and others	—	16,200	21,513
Others	7,030	11,750	7,877
Total cost of revenues	130,864	155,534	116,901

Gross profit (loss)
PRC kindergartens	16,035	18,112	(10,582)
PRC play-and-learn centers	11,083	10,632	3,605
Singapore kindergartens, student care centers and others	—	2,873	4,451
Others	(1,484)	(4,868)	(4,660)
Total gross profit (loss)	25,634	26,749	(7,186)

Summary of Company's revenues and long lived assets by geographic areas

	Years ended December 31,
	2018	2019	2020
Net Revenues:
PRC	156,498	163,210	83,751
Singapore	—	19,073	25,964
	156,498	182,283	109,715

	As of December 31,
	2019	2020
Long-lived assets:
PRC	208,579	128,206
Singapore	9,765	15,600
	218,344	143,806